Revenue Recognition - Geographic region (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 111,820	$ 35,177	$ 278,500	$ 63,667
United States
Disaggregation of Revenue [Line Items]
Total revenue	105,303	32,883	263,214	59,572
Colombia
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,517	$ 2,294	$ 15,286	$ 4,095